Miscellaneous	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Miscellaneous
Miscellaneous

Miscellaneous consist of the following at year end:

	2018	2017
Judicial deposits	$43,168	$44,854
Tax credits	27,563	22,402
Prepaid property and equipment	9,775	10,317
Notes receivable	4,241	4,406
Rent deposits	2,908	3,273
Others	11,394	13,039
	99,049	98,291